Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 10 – Subsequent Events

Equity Offering

On April 28, 2023, the Company completed an offering of 11,015,500 shares of common stock and warrants to purchase 11,015,500 shares of common stock for gross proceeds of $11.0 million (the “Registered Offering”). Each share of common stock was sold together with a five-year warrant to purchase one share of common stock at an exercise price of $1.00 per share, which was exercisable upon issuance. Total issuance costs were $0.5 million, including $0.4 million of placement fees.

As a result of the Registered Offering, the conversion price of the 5,062 shares of the Successor Series B Preferred Stock issued in connection with the Business Combination reset to its floor price of $7.00 per share and the exercise price of the PIPE Warrants to purchase 863,500 shares of common stock that were issued to participants in the original PIPE financing reset to their floor price of $2.00 per share, while becoming exercisable for 4,965,125 shares of common stock.

Redemption of PIPE Shares

The proceeds from the Registered Offering were used to redeem substantially all of the original PIPE Shares for a purchase price of $10.1 million, which included a 20% premium of $1.7 million pursuant to the Certificate of Designation governing the PIPE Shares and $0.4 million in payments for the Effectiveness Failure. The remaining PIPE Shares of approximately $0.2 million, not redeemed with the proceeds of the Registered Offering, were reset to the floor conversion price of $2.00 per share of common stock.

Stock Options

On May 24, 2023, the Company granted ten-year stock options to purchase an aggregate of 1,453,107 shares of common stock to employees and Board members under the 2022 Plan.  The stock options have an exercise price of $0.44 per share and 150,000 vest immediately and the remaining vest annually over three years.

Private Placement

[On June 5, 2023, the Company issued 3,044,152 shares of common stock to certain members of the Sponsor in exchange for increasing the duration of their lockup period with respect to all securities of the Company owned by such members.]

Stock Issuance

On May 19, 2023, the Company issued 380,000 shares of common stock to a consultant in consideration for services to be performed.

Note 13 – Subsequent Events

The Company has evaluated subsequent events through the date the financial statements were issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements, except as discussed below.

License Agreements

On February 28, 2023, the Company and L&F executed an Amendment and Restatement Agreement that waives L&F’s right to terminate the license agreement or any other remedies, for non-payment of the $1,500,000 of milestone payments, until (a) March 31, 2023 as to $1,000,000 of such milestone payments (“Waiver A”) and (b) January 31, 2024 as to $500,000 milestone payments (‘Waiver B”). Waiver A is contingent upon (i) forgiveness by the Company of $351,579 in aggregate principal amount outstanding under the Note, and (ii) a cash payment by the Company to L&F in the amount of $648,421, on or before March 31, 2023. Waiver B is contingent upon a cash payment by the Company to L&F in the amount of $500,000 on or before the earlier of (x) January 31, 2024, and (y) ten business days from the date that the Company receives net proceeds of at least $30,000,000 from the issuance of new equity capital. All other terms of the License Agreement remain in effect.

On March 29, 2023, the Company paid the $648,421 of cash to L&F, thus meeting the conditions of Waiver A, which also has the effect of canceling the Note Receivable and the Put Option.

Stock Option Grants

On January 27, 2023, the Company granted ten-year stock options to purchase 100,000 shares of Successor common stock to its newly appointed Chief Medical Officer and Senior Vice President of Medical Affairs as inducement for entering into employment with the Company in accordance with Nasdaq Listing Rule 5635(c)(4) under the 2022 Plan. The stock options vest annually over three years and have an exercise price of $2.11 per share.

On March 10, 2023, the Company granted ten-year stock options to purchase 13,000 shares of Successor common stock to employees of the Company under the 2022 Plan. The stock options vest annually over three years and have an exercise price of $2.26 per share. Of the 13,000 shares, 5,000 shares were issued to the son of an Executive Officer of the Company.

Effectiveness Failure

On or about February 20, 2023, the Company failed to have the SEC declare a registration statement effective (the “Effectiveness Failure”) which covered the PIPE registrable securities within the time period prescribed by the PIPE Securities Purchase Agreement (the “SPA”). The SPA entitles the PIPE investors to receive Registration Delay Payments equal to 1.5% of each investor’s purchase price on the date of the Effectiveness Failure and every thirty days thereafter that the Effectiveness Failure persists. Failure to make the Registration Delay Payments on a timely basis results in the accrual of interest at the rate of 2.0% per month. As of the filing date, the Company expects to have to make two months of Registration Delay Payments (approximately $260,000 in the aggregate) prior to curing the Effectiveness Failure.